Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Fair Value Amounts of Derivative Instruments
The following table summarizes the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2020 and 2019:

	2020		2019
(in thousands)	Current Asset	Long-Term Asset	Current Asset	Long-Term Asset
Assets:
Derivative instruments designated as hedges
Interest rate contracts - fair value hedge (1)	$—	$5,042	$—	$2,474
Total derivative instruments designated as hedges	$—	$5,042	$—	$2,474

Undesignated derivative instruments
Equity options	$2,415	$374,038	$101,179	$189,792
Foreign exchange forwards and options	11,712	—	6,689	—
Total undesignated derivative instruments	$14,127	$374,038	$107,868	$189,792
Total Derivative Assets	$14,127	$379,080	$107,868	$192,266

	2020		2019
(in thousands)	Current Liability	Long-Term Liability	Current Liability	Long-Term Liability
Liabilities:
Derivative instruments designated as hedges
Interest rate contracts - cash flow hedge (1)	$—	$(17,409)	$—	$(6,027)
Total derivative instruments designated as hedges	$—	$(17,409)	$—	$(6,027)

Undesignated derivative instruments
Equity options	$(5,966)	$(376,046)	$(101,361)	$(190,902)
Foreign exchange forwards and options	(45,498)	—	(1,814)	—
Total undesignated derivative instruments	$(51,464)	$(376,046)	$(103,175)	$(190,902)
Total Derivative Liabilities	$(51,464)	$(393,455)	$(103,175)	$(196,929)
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(1) The fair value amounts for the interest rate contracts do not include accrued interest.

Summary of the Classification of Gains and Losses on Derivative Instruments and Balance Sheet Line Items in Which the Hedged Item is Included
The following tables summarize the gains and losses on derivative instruments for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
(in thousands)	Other income, net	Other income, net	Other income, net
Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded	$114,326	$432	$5,598

Gains (Losses) on Derivatives in Cash Flow Hedges
Interest rate contracts
Amount of gain (loss) reclassified from accumulated other comprehensive loss	$18,666	$(3,888)	$(9,774)
Amounts excluded from effectiveness testing	—	—	—

Gains (Losses) on Derivatives in Fair Value Hedges
Interest rate contracts
Hedged item	(2,568)	(3,668)	2,051
Derivatives designated as hedging instruments	2,568	3,668	(2,051)

Gains (Losses) Derivatives Not Designated as Hedging Instruments
Embedded conversion option	—	(349)	131
Equity options	322,580	(104,125)	74,682
Cash convertible notes embedded cash conversion option	(321,213)	106,998	(76,500)
Foreign exchange forwards and options	(12,429)	1,835	(19,857)

Total gains (losses)	$7,604	$471	$(31,318)
The following tables summarizes the balance sheet line items in which the hedged item is included as of December 31, 2020 and 2019:

	Carrying Amount of the Hedged Assets (Liabilities)		Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Assets (Liabilities)
(in thousands)	2020	2019	2020	2019
Long-term debt	$(131,923)	$(129,290)	$5,042	$2,474